Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income/(loss) attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic and diluted	$ (417,307,378)	$ (81,040,908)	$ 68,344,527
Denominator:
Weighted average number of shares outstanding, basic	107,283,420	107,558,506	113,482,239
Weighted average number of shares outstanding-diluted	107,283,420	107,569,181	114,100,896
Basic earnings per share	$ (3.89)	$ (0.75)	$ 0.60
Diluted earnings per share	$ (3.89)	$ (0.75)	$ 0.60
Employee Stock Option [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	10,674	618,657
Anti-dilutive shares	0	0	0
Restricted Stock [Member]
Denominator:
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	0	0	0
Anti-dilutive shares	81,035	803,427	876,400